UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

ANNUAL REPORT

INNOVATOR
MATRIX INCOME® FUND
(IMIFX)

December 31, 2012

ACADEMY FUNDS TRUST

ACADEMY FUNDS TRUST

Dear shareholders,

It is a great privilege to report on the first year of operation for the Innovator Matrix Income® Fund.

We created the Fund because we saw an opportunity to bring a fresh approach to the mutual fund landscape.  Our approach is to focus on the holistic universe of exchange traded pass through securities – i.e. entities generally exempt from federal corporate income tax on the condition that they pass through substantially all of their income directly to their shareholders.  By adapting its emphasis on various security types such as real estate investment trusts (REITs), master limited partnerships, closed-end funds, royalty trusts, and business development companies according to economic conditions, the Fund seeks to produce consistent high yield even if some sectors of its universe are out of favor.  The Fund’s investment process is outlined in the graphic below illustrating the Matrix Income portfolio management concept.

Process

•  Flexible Composition for Different Economic Conditions

Utilizing macro “top-down” analysis, the manager positions the portfolio within the Matrix using potentially higher-yielding surrogates for traditional asset classes.

As the economic cycle evolves the manager evaluates how best to rotate through the Matrix – and adjusts the portfolio composition accordingly.

•  Security Selection Targets Sustainable/Growable Yields

Utilizing fundamental “bottom-up” security analysis the manager seeks value-oriented investments featuring higher than market yields that correspond with his macro “matrix” view.

o	Weekly Screening to Identify High Yielding Securities
o	Analysis of Price to Book Value per share / Net Asset Value
o	Discounted Cash Flow Valuations
o	Assessment of Sustainability/Growth of Yield
o	Review of Management
o	Consistency with Macro View

ACADEMY FUNDS TRUST

The Fund seeks to serve the needs of investors who depend upon income but are having difficulty finding sufficient yields from traditional sources.  Because many of the Fund’s securities have the capability to increase their distributions in a growing economy, the Fund also has the ability to adapt to a reflationary economy in ways that funds based solely upon fixed income securities cannot.  In addition, the Fund offers the simplified tax reporting of a single 1099, rather than the complicated process of reporting separate K-1 forms for some of its individual holdings.

The Fund’s first year of operation was somewhat volatile, reflecting cross currents in securities markets related to concerns about economic growth and the risks associated with government policy and the U. S. election.  Its performance is summarized in the table below.  In its partial first quarter (February and March) as the Fund ramped up, performance was largely flat.  Among the strongest holdings were those benefiting from low natural gas prices such as fertilizer processor Terra Nitrogen (which uses natural gas as a raw material) and Teekay LNG Partners (which owns LNG tankers which will transport gas from low cost regions to high price regions).  Business development companies, commercial mortgage REITs, and emerging market debt closed-end funds also did quite well.

Performance as of 12/31/12
			Since Inception
	Q4/2012	6 Month	(1/31/12)
Innovator Matrix Income® Fund, Class A
Without sales charge	-4.53%	2.01%	1.48%
With sales charge	-10.02%	-3.84%	-4.36%
S&P 500® Total Return Index	-0.38%	5.95%	11.03%
Barclays Capital U.S. Aggregate Bond Index	0.22%	1.80%	3.31%

Gross Expense Ratio:	1.86%
Net Expense Ratio:	1.35%

The Net Expense Ratio shown for the Innovator Matrix Income® Fund represents a contractual fee waiver in effect through April 30, 2014.

Performance data quoted represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when redeemed. The performance quoted “with sales charge” reflects the current maximum sales charge of 5.75%. Please read the prospectus carefully for more information on sales charges as certain purchases may qualify for a waived or reduced sales charge. Current performance may be lower or higher than the data quoted here. To obtain performance data current to the most recent month-end call 1-877-FUND890. Performance quoted assumes reinvestment of dividends and capital gains, if any. The Innovator Matrix Income® Fund imposes a 2.00% redemption fee on shares held less than 90 days. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Investment performance reflects fee waivers in effect. In the absence of such waivers total returns would be reduced.

ACADEMY FUNDS TRUST

As the equity markets corrected in the second quarter, the Fund’s holdings generally held up better than equities. After dropping in May, the Fund recovered most of the losses by the end of the quarter.  The strongest gains were experienced in the more defensive sectors such as mortgage REITs.  Declines were experienced by some of the more economically sensitive holdings, such as shippers and energy producers. Profits were booked during the quarter through the sale of Terra Nitrogen.

Third quarter performance was strong, with the strongest individual performers being Enerplus Corp., Frontier Communications, and Calumet Specialty Products.  The first two were recovering from declines earlier in the year which we believed were much overdone, and Calumet continued to post rising distributions and improved operations from strategic acquisitions.  The weakest performer was Chimera Investment Corp., which experienced continued accounting difficulties and was sold from the portfolio.  Other sales during the quarter included Southern Copper, which changed its dividend policy making it unsuitable for the portfolio; Calumet; and Starwood Property Trust.  The latter two holdings reached our price objectives following significant gains.

The fourth quarter of 2012 was somewhat challenging for the Fund, as its holdings were under some market pressure in sympathy with the broad equity market.  Although portfolio security income distributions were maintained and there were no significant fundamental disappointments, it appeared that the decline occurred out of misplaced apprehension regarding possible increases in taxes on distributions, and/or concern that a recession would occur in the U. S. if the “Fiscal Cliff” of expiring tax cuts and major government spending cuts was not appropriately addressed by the Congress.  Within the Fund, the largest declines were among economically sensitive holdings, reflecting recession fears and/or tax loss selling at year end.  Most of our closed-end bond funds were stable through the quarter.  The biggest winner in the Fund was CreXus Investment Corp., a REIT whose holdings are concentrated in commercial real estate mortgages.  It received a proposal to be acquired by another REIT.

Throughout the year, our emphasis in the portfolio has gradually shifted away from security types which benefit from slowing economic growth, such as closed-end investment-grade bond funds and mortgage REITs, and toward security types which generally benefit from greater growth and somewhat higher commodity prices, such as master limited partnerships, equity REITs, and royalty trusts.  This relative distribution of Fund securities by “Matrix” quadrant at year-end is summarized in the diagram below.

The Matrix Heat Map

ACADEMY FUNDS TRUST

The greatest concentration in the Fund was in generally high-yielding security types which in our judgment would benefit from moderate growth in the U. S. economy, accompanied by modest inflation. These securities included closed-end high yield corporate bond funds; closed-end funds focused on convertible and preferred securities; master limited partnerships operating energy pipelines, tankers, and refineries; business development companies making investments in middle market companies; and a few very high-yielding common stocks.

The second greatest concentration in the Fund was in securities which we anticipate would benefit from growth in the economy accompanied by higher commodity prices. We believe that although inflation measured by the Consumer Price Index is likely to be well contained, we are likely to witness higher prices for many basic commodities due to rapid growth in emerging economies. Accordingly, the portfolio holds significant positions in securities which traditionally benefit from these trends, such as royalty trusts owning oil, gas, and coal; and closed-end funds which own the debt of emerging market governments and companies.

The third largest component of the portfolio consists of holdings of bond-like securities which have high yields and which are sustainable in our estimation even if the U. S. economy slows. This portion of the portfolio consists primarily of mortgage-based REITs, some of which hold residential mortgages (most backed by one of the major federal guarantors) and some of which hold mortgages on revenue producing commercial properties.

The smallest portion of the portfolio consists of cash-related securities which would benefit from higher short-term interest rates, and some money market holdings. We expect short-term rates to stay very low for at least the next three years, as stated by the U. S. Federal Reserve, so we see little opportunity in this sector of the Matrix.

More important than these relative concentrations in the Fund, however, is its overall balance. This is intended to provide a robust and stable income at the portfolio level which can be sustained within a broad possible range of economic scenarios, rather than to make an investment commitment which depends on a particular economic or market scenario.

As this is written, securities markets are completing a strong January, reflecting the relatively expansionary short term resolution of tax issues associated with the “Fiscal Cliff”.  There are also signs that the emerging markets, particularly China, are experiencing stronger growth after a long period of stimulative policies.  Even Europe, the “sick man” of the world’s economy for the past couple of years appears to have bottomed, though its growth is far from healthy.  Thus, we feel that the portfolio is properly positioned to target income and potential capital gains in the coming year.

Looking ahead, even if there is an economic shock of some kind, we are cautiously optimistic that the Fund would be well positioned to withstand a sudden “external” recession threat. This is, in part, because we believe that the income distributions from our portfolio holdings should continue apace.

ACADEMY FUNDS TRUST

Should economic conditions change, we will adjust the portfolio to target a continuation of high levels of income while endeavoring to minimize significant long-term risk to principal. In addition to monitoring economic conditions and the sectoral concentrations in the Fund, our research program is constantly reviewing individual holdings and possible alternatives. We will always substitute fresh individual ideas for existing holdings whenever the risk/reward opportunity appears more attractive.

While no guarantees are possible in any investment management endeavor, be assured that the main objective of our portfolio discipline is to target current income and, as a secondary objective, long term capital appreciation - regardless of the economic scenario.

Thank you for your interest in the Innovator Matrix Income® Fund.

Sincerely,

Steven Carhart
Portfolio Manager

The Fund does not receive the same tax benefits of a direct investment in an MLP. Any tax or legal advice provided is not an exhaustive interpretation of some of the current income tax regulations. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the fund nor any of its representatives may give legal or tax advice.

Mutual Fund investing involves risk. Principal loss is possible. Along with general market risks, investors should also note that the Innovator Matrix Income® Fund is classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. Additionally, it may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Debt securities will typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Closed-end funds are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of a closed-end fund’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact the Fund’s ability to sell its shares. Closed-end funds and exchange-traded funds may experience many of the same risks associated with individual securities. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. The fund does not receive the same tax benefits of a direct investment in a master limited partnership. The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. You cannot invest directly in an index.

The Consumer Price Index (CPI) is a measure that examines the weighted average of prices of a basket of consumer goods and services. Changes in the CPI are used to assess price changes associated with the cost of living.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

Academy Funds are distributed by Quasar Distributors, LLC.

ACADEMY FUNDS TRUST

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Matrix Income® Fund from its inception (January 31, 2012) to December 31, 2012 as compared with the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index.

Innovator Matrix Income® Fund
Growth of a Hypothetical $10,000 Investment at December 31, 2012 vs.
S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index*

	Cumulative total returns
	For the periods ended December 31, 2012
	Six	Nine	Since
	Month	Month	Inception
Innovator Matrix Income® Fund
Without sales load	2.01%	0.89%	1.48%
With sales load	-3.84%	-4.91%	-4.36%
S&P 500® Total Return Index	5.95%	3.03%	11.03%
Barclays U.S. Aggregate Bond Index	1.80%	3.91%	3.31%

*	The growth of the Innovator Matrix Income® Fund does not reflect the maximum 5.75% sales load. If the growth reflected the sales load, it would be less than what is shown.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares.  Total

ACADEMY FUNDS TRUST

Index Comparison (Continued)

return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.  The Barclays U.S. Aggregate Bond Index is a total return index which reflects the price changes and interest of each fixed income security in the index.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Barclays U.S. Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Investments by Security Type as of December 31, 2012
(as a Percentage of Total Investments)

ACADEMY FUNDS TRUST

Expense Example
For the Period Ended December 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, including sales charges (loads) on purchase payments. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
	July 1, 2012	December 31, 2012	December 31, 2012*
Innovator Matrix
Income® Fund	$1,000.00	$1,020.10	$6.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table below is useful in comparing the ongoing costs only, and

ACADEMY FUNDS TRUST

Expense Example
For the Period Ended December 31, 2012 (Unaudited) (Continued)

will not help you determine the relative total costs owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
	July 1, 2012	December 31, 2012	December 31, 2012*
Innovator Matrix
Income® Fund	$1,000.00	$1,018.35	$6.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – December 31, 2012

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 16.00%

Lessors of Real Estate – 2.56%
Medical Properties Trust, Inc.	162,537	$1,943,943

Other Financial Investment Activities – 3.86%
American Capital Mortgage Investment Corp.	124,310	2,929,987

Other Investment Pools and Funds – 9.58%
American Capital Agency Corp.	103,433	2,993,351
Annaly Capital Management, Inc.	184,701	2,593,202
Apollo Commercial Real Estate Finance, Inc.	103,434	1,678,734
		7,265,287
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $12,196,292)		$12,139,217

COMMON STOCKS – 43.51%

Commercial and Service Industry
Machinery Manufacturing – 1.74%
Pitney Bowes, Inc.	124,217	$1,321,669

Death Care Services – 1.65%
StoneMor Partners L.P.	60,067	1,251,196

Deep Sea, Coastal, and Great Lakes
Water Transportation – 4.90%
Navios Maritime Partners L.P.	100,658	1,236,080
Safe Bulkers, Inc.	297,793	1,000,585
Teekay LNG Partners L.P.	39,157	1,479,351
		3,716,016
Iron Ore Mining – 1.98%
Mesabi Trust	59,104	1,504,197
Lessors of Real Estate – 4.18%
PVR Partners L.P.	122,198	3,174,704

Natural Gas Distribution – 4.01%
Energy Transfer Partners L.P.	70,925	3,044,810

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – December 31, 2012 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Nondepository Credit Intermediation – 2.06%
Fifth Street Finance Corp.	149,977	$1,562,760

Oil and Gas Extraction – 3.80%
Vanguard Natural Resources, LLC	110,821	2,881,346

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 1.97%
CVR Partners L.P.	59,105	1,491,810

Petroleum and Coal Products Manufacturing – 3.62%
BP Prudhoe Bay Royalty Trust	40,118	2,749,688

Pipeline Transportation of Natural Gas – 2.07%
Niska Gas Storage Partners LLC	144,207	1,571,856

Printing and Related Support Activities – 1.77%
R.R. Donnelley & Sons Co.	149,203	1,342,827

Support Activities for Mining – 3.84%
Seadrill Ltd.	79,150	2,912,720

Support Activities for Water Transportation – 1.75%
Martin Midstream Partners L.P.	42,851	1,330,952

Wired Telecommunications Carriers – 4.17%
Frontier Communications Corp.	739,544	3,165,248
TOTAL COMMON STOCKS
(Cost $36,677,911)		$33,021,799

INVESTMENT COMPANIES – 35.49%

Management, Scientific, and Technical
Consulting Services – 4.58%
Blackrock Kelso Capital Corp.	345,022	$3,470,921

Other Investment Pools and Funds – 30.91%
Avenue Income Credit Strategies Fund	87,918	1,597,470
Blackrock Corporate High Yield Fund V	110,821	1,391,912
Blackrock Debt Strategies Fund, Inc.	356,104	1,531,247
Eaton Vance Limited Duration Income Fund	169,925	2,830,951

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Schedule of Investments – December 31, 2012 (Continued)

	Shares	Value
INVESTMENT COMPANIES (Continued)

Other Investment Pools and Funds (Continued)
First Trust Aberdeen Global Opportunity Fund	175,097	$3,125,481
Global High Income Fund, Inc.	114,515	1,479,534
Morgan Stanley Emerging Markets Domestic Debt	181,746	3,060,603
Nuveen Preferred Income Opportunities Fund	369,403	3,586,903
Wells Fargo Advantage Multi-Sector Income Fund	199,477	3,225,543
Western Asset Global High Income Fund	118,210	1,628,934
		23,458,578
TOTAL INVESTMENT COMPANIES
(Cost $26,129,783)		$26,929,499

SHORT-TERM INVESTMENTS – 5.15%

Money Market Funds – 5.15%
Fidelity Government Portfolio, 0.01%	3,909,659	$3,909,659
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,909,659)		$3,909,659
Total Investments
(Cost $78,913,645) – 100.15%		76,000,174
Liabilities in Excess of Other Assets – (0.15%)		(116,571)
TOTAL NET ASSETS – 100.00%		$75,883,603
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
December 31, 2012

Innovator
Matrix Income®
Fund
Assets:
Investments, at value*	$76,000,174
Receivable for fund shares sold	155,567
Dividends, interest and other receivables	620,173
Prepaid expenses	16,341
Total Assets	76,792,255

Liabilities:
Payable for fund shares redeemed	732,592
Distribution payable	8,420
Payable to Adviser	47,796
Accrued 12b-1 fees	60,009
Accrued expenses and other liabilities	59,835
Total Liabilities	908,652
Net Assets	$75,883,603

Net Assets Consist of:
Capital stock	$79,270,808
Undistributed net investment income	—
Accumulated net realized loss	(473,734)
Net unrealized depreciation on investments	(2,913,471)
Net Assets	$75,883,603

Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	3,935,980
Net asset value price per share	$19.28
Maximum offering price per share(1)	$20.46
* Cost of investments	$78,913,645

(1)	Includes a sales load of 5.75% (see Note 7).

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Period Ended December 31, 2012

Innovator
Matrix Income®
Fund
Investment Income:
Dividends(1)	$4,524,304
Interest	302
4,524,606
Expenses:
Investment advisory fee	585,603
Professional fees	38,719
Administration fee	49,739
Fund accounting fees	26,778
Transfer agent fees and expenses	29,786
12b-1 fees	146,401
Trustee fees and expenses	15,007
Printing and mailing expense	11,382
Custody fees	11,256
Insurance expense	3,318
Registration fees	34,830
Other expenses	29,664
Total expenses before expense limitation	982,483
Less: Advisory fees waived	(191,919)
Net expenses	790,564
Net Investment Income	3,734,042

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(473,742)
Net change in unrealized depreciation
on investments	(2,913,471)
Net realized and unrealized loss on investments	(3,387,213)

Net Increase in Net Assets
Resulting from Operations	$346,829

(1)	Net of foreign taxes withheld of $20,554.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets

Innovator Matrix Income® Fund
From January 31, 2012
(Inception Date) to December 31, 2012

Operations:
Net investment income	$3,734,042
Net realized loss on investments	(473,742)
Net change in unrealized depreciation
on investments	(2,913,471)
Net increase in net assets
resulting from operations	346,829

Dividends and distributions to shareholders:
Net investment income	(3,734,034)
Total dividends and distributions	(3,734,034)

Fund Share Transactions:
Proceeds from shares sold	100,426,420
Shares issued to holders in reinvestment
of dividends	3,713,274
Cost of shares redeemed*	(24,868,886)
Net increase in net assets from
capital share transactions	79,270,808
Total increase in net assets	75,883,603

Net Assets:
Beginning of period	—
End of period**	$75,883,603
* Net of redemption fees of	$5,044
** Including undistributed net
investment income of	$—

Change in Shares Outstanding:
Shares sold	5,011,606
Shares issued to holders in
reinvestment of dividends	186,819
Shares redeemed	(1,262,445)
Net increase	3,935,980

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Financial Highlights

Innovator Matrix Income® Fund
From January 31, 2012
(Inception Date) to December 31, 2012

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.00

Operations:
Net investment income	1.02
Net realized and unrealized loss	(0.72)
Total from investment operations	0.30

Dividends and distributions to shareholders:
Dividends from net investment income	(1.02)
Total dividends and distributions	(1.02)
Change in net asset value for the year	(0.72)
Redemption fees per share	0.00	(3)
Net asset value, end of period	$19.28

Total return(2)(4)	1.48%

Ratios/supplemental data
Net assets, end of period (000)	$75,884
Ratio of net expenses to average net assets:
Before expense limitation arrangement(5)	1.68	%(1)
After expense limitation arrangement(5)	1.35	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangement(5)	6.05	%(1)
After expense limitation arrangement(5)	6.38	%(1)
Portfolio turnover rate	46%

(1)	Annualized.
(2)	Since Inception (January 31, 2012).
(3)	Amount calculated is less than $0.005 per share.
(4)	The total return calculation does not reflect the sales load imposed on the purchases of shares (see Note 7).
(5)	Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Innovator Matrix Income® Fund (the “Fund”), which commenced operations on January 31, 2012.  The Innovator Matrix Income® Fund seeks current income and long-term capital appreciation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended Mutual Funds are valued at that day’s NAV.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Fund’s

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end December 31, 2012.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2012 the Innovator Matrix

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Income® Fund decreased undistributed net investment income by $8 and increased accumulated net realized loss by $8.

Distributions to Shareholders:

The Fund intends to declare and distribute its net investment income, if any, as dividends monthly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period.  Transfers between levels are recognized at the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$12,139,217	$—	$—	$12,139,217
Common Stock	33,021,799	—	—	33,021,799
Investment Companies	26,929,499	—	—	26,929,499
Short Term Investments	3,909,659	—	—	3,909,659
Total Investments in Securities	$76,000,174	$—	$—	$76,000,174

See the Schedule of Investments for the investments detailed by industry classification.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

3.DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan is designed to compensate the Fund’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  The Fund paid a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund in regards to qualified expenses under the Plan.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended December 31, 2012, the Fund incurred $146,401 of expenses pursuant to the Plan.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Innovator Management LLC (the “Advisor”).  The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has appointed Trust & Fiduciary Management Services, Inc., sub-advisor to serve as portfolio manager of the Fund.  The Advisor will be responsible for compensating the sub-advisor for its services to the Fund.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2014, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) do not exceed 1.35% of average daily net assets. Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended December 31, 2012, the Advisor waived $191,919 of its advisory fees and did not recoup any of its waived fees.

5.INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Innovator Matrix
Income® Fund
Purchases:
U.S. Government	$—
Other	106,208,824

Sales:
U.S. Government	$—
Other	29,781,630

6. FEDERAL INCOME TAX INFORMATION

At December 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Innovator Matrix
Income® Fund
Cost of Investments	$78,913,645
Gross Unrealized Appreciation	$2,007,968
Gross Unrealized Depreciation	(4,921,439)
Net Unrealized Appreciation/
(Depreciation) on investments	$(2,913,471)

As of December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Innovator Matrix
Income® Fund
Accumulated Capital and Other Losses	$(473,734)
Undistributed Ordinary Income	—
Unrealized Appreciation/
(Depreciation) on Investments	(2,913,471)
Total Accumulated Loss	$(3,387,205)

At December 31, 2012, the Fund did not defer any post-October losses.

At December 31, 2012, the Fund had capital loss carryforwards expiring as indicated below:

Indefinite Short-Term	$473,734
Indefinite Long-Term	$—

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended December 31, 2012 were as follows:

Distributions paid from:
Ordinary Income	$3,734,034
Long-Term Capital Gains	—
Return of Capital	—
Total Distributions Paid	$3,734,034

7.OFFERING PRICE PER SHARE

The Fund’s public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  Sales charges are not an expense of the Fund and are not reflected in the financial statements.

8.RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On December 16, 2011 the International Accounting Standards Board (IASB) and the Financial Accounting Standards Board (FASB) issued common disclosure requirements that are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.  The eligibility criteria for offsetting are different in International Financial Reporting Standards (IFRSs) and U.S. Generally Accepted Accounting Principles (US GAAP).  The Trust will be required to apply the amendments in this Update for annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual periods.  Management is currently evaluating the impact this disclosure may have on the Trust’s financial statements.

9.REDEMPTION FEE

Shares of the Fund sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.00%.  The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any costs associated with fluctuations in Fund assets levels and cash flow caused by short-term shareholder trading.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions.

ACADEMY FUNDS TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Academy Funds Trust and
Shareholders of
The Innovator Matrix Income® Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Innovator Matrix Income® Fund, a series of shares of Academy Funds Trust (the “Trust”), as of December 31, 2012 and the related statement of operations for the period then ended, and the statements of changes in net assets and the financial highlights for the period January 31, 2012 (commencement of operations) to December 31, 2012.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Innovator Matrix Income® Fund as of December 31, 2012, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the period January 31, 2012 (commencement of operations) to December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 22, 2013

ACADEMY FUNDS TRUST

Additional Information

1.ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS
Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served	Five Years	or Officer	or Officer
Interested Trustee
David Jacovini(1)	President,	President	President,	1	None
123 South Broad Street,	Treasurer	and	Innovator
Suite 1630	and Trustee	Treasurer	Management
Philadelphia, PA 19109		Since	LLC, Since 2011;
Age: 36		2007;	Chief Executive
		Trustee	Officer, Academy
		since	Asset Management
		2009	LLC, Since 2007;
President, VLI
Capital Management
LLC, 2006 to 2007;
Derivatives Marketer,
Deutsche Bank AG,
2002 to 2005.
Independent Trustees
Oliver St. Clair	Chairman	Since	Vice Chairman,	1	Board Member, Right
Franklin OBE	and Trustee	2007	Electronic Ink, Since		Management (HR
123 South Broad Street,			2009; President and		consulting) and
Suite 1630			CEO, International		Dynamis Therapeutics
Philadelphia, PA 19109			House Philadelphia		(biotech research),
Age: 67			(programming and		Board Member and
			lodging for		Chair of the
			international students),		Investment
			2003 to 2008.		Committee, The
Philadelphia
Foundation (charitable
distributions), Board
of Advisors, The
Genisys Group
(software development;
BPO outsourcing),
Board of Directors,
The Greater
Philadelphia Chamber
of Commerce.

ACADEMY FUNDS TRUST

Additional Information (Continued)

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served	Five Years	or Officer	or Officer
Russell R. Wagner	Trustee	Since	Sr. Vice President –	1	Board Member,
123 South Broad Street,		2007	Finance and CFO,		Philadelphia Parking
Suite 1630			Holy Redeemer		Authority and Holy
Philadelphia, PA 19109			Health System,		Redeemer Ambulatory
Age: 55			Since 1994.		Surgery Center, LLC;
Chairman of the
Board, Liberty
Community
Development
Corporation.
Michael D. Gries	Vice	Vice	CCO of Academy	1	None
123 South Broad Street,	President,	President	Asset Management
Suite 1630	Chief	since	LLC; CCO of
Philadelphia, PA 19109	Compli-	2007;	Innovator
Age: 38	ance	Chief	Management LLC;
	Officer and	Compli-	Operations Manager,
	Secretary	ance	Academy Asset
		Officer	Management LLC,
		and	Since 2007; Assistant
		Secretary	Director of MBA
		since	Admissions, MIT
		2009	Sloan School of
Management, 2007;
Equity Analyst,
theStreet.com Ratings,
2005 to 2007.

(1)	David Jacovini is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

(This Page Intentionally Left Blank.)

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

TAX NOTICE

The percentage of dividend income distributed for the period ended December 31, 2012, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, was 38.24% for the Innovator Matrix Income® Fund.  30.70% of the dividends paid by the Innovator Matrix Income® Fund qualify for the corporate dividends received deduction.

PROXY VOTING POLICIES AND PROCEDURE

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how the Fund voted proxies relating to portfolio securities held during the period ended June 30, 2012 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Innovator Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

INVESTMENT SUB-ADVISOR

Trust & Fiduciary Management Services, Inc.
50 Federal Street, 6th Floor
Boston, MA 02110

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed March 06, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Russell Wagner is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years.  “Audit fees” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$14,500	N/A
Audit-Related Fees
Tax Fees	$2,500	N/A
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	$2,500	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*                   /s/ David Jacovini
David Jacovini, President

Date      2/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ David Jacovini
David Jacovini, President & Treasurer

Date     2/28/2013

* Print the name and title of each signing officer under his or her signature.